UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SEMI-ANNUAL SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

415 Madison Avenue, 16th floor, New York, NY 10017-7936
(Address of principal executive offices)

I. Robert Harris, c/o Kantor Davidoff Mandelker Twomey Gallanty & Kesten P.C. 415 Madison Avenue, 16th floor, New York, NY 10017-7936
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:	April 30, 2017

Date of reporting period:	October 31, 2016

Item 1.	Reports to Stockholders.

Attached on the following pages is a copy of the registrant’s semi-annual report as of October 31, 2016 transmitted to stockholders.

TRIDAN CORP.

P.O. Box 634, New City, N.Y. 10956
(212) 239-0515

SEMI-ANNUAL REPORT

December 22, 2016

Dear Shareholder:

This semi-annual report of Tridan Corp. covers the six-month period from May 1, 2016 to October 31, 2016.  As part of this report, we enclose the unaudited financial report for that six-month period and for the corresponding period in 2015.

A schedule of the company’s portfolio holdings at October 31, 2016, consisting entirely of municipal obligations, is included in the financial report.  The company invests exclusively in non-voting securities.  The company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  The company’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  They may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The net asset value per share at October 31, 2016 was $12.44, compared with $12.43 at October 31, 2015.  Net investment income per share was $.11 for the six-month period ended October 31, 2016, compared with $.12 for the six-month period ended October 31, 2015.

At the company’s last annual meeting on July 19, 2016, the reappointment of WeiserMazars LLP as the company’s auditors for the fiscal year ending April 30, 2017 was ratified by the shareholders as follows:

Shares Voted For	2,869,862.5184
Shares Voted Against	None
Shares Abstaining	None

Tridan Corp.
December 22, 2016
Page – 2 –
Also at the last annual meeting, the incumbent directors, all of whom are named below, were all reelected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and have qualified.

	Shares Voted For	Shares Withheld

Mark Goodman	2,869,862.5184	0
Peter Goodman	2,869,862.5184	0
Paul Kramer	2,869,557.0839	305.4345
Jay S. Negin	2,869,862.5184	0
Warren F. Pelton	2,869,862.5184	0
Russell J. Stoever	2,869,557.0839	305.4345

During the six-month period ended October 31, 2016, no director or officer received any compensation from the company except for fees of $6,000 paid to each director, plus an additional $2,500 to Paul Kramer as chairman of the audit committee.  All executive officers of the company as a group (two persons) received compensation (comprised solely of said directors’ fees) aggregating $12,000 during said period (which excludes professional fees paid to the law firm of which I. Robert Harris, secretary of the company, is a member).

At its meeting on June 16, 2016, the Board of Directors unanimously approved the renewal of the company’s investment advisory agreement with J.P. Morgan Investment Management Inc. for the period July 1, 2016 to June 30, 2017.  The board considered a variety of material factors and conclusions with respect thereto that formed the basis for the board’s approval, as discussed below.

Throughout the year, the directors received and analyzed a substantial quantity of comprehensive information and written materials, including ongoing analysis of Tridan's existing portfolio and Morgan's recommendations in light of its forecasts for the economy, employment trends, business conditions, federal rate moves, interest trends including comparisons between tax-exempt and taxable bonds, appropriate maturities, quality, yields, diversification, etc.  The directors subject Morgan's portfolio management to scrutiny at each board meeting, including examination of transactions completed since the prior meeting and an overview of the entire portfolio.  Written materials received by the directors before and during each meeting include reports, statistics, charts, graphs, performance records, comparisons with other funds and the like.  Morgan is constantly questioned at great length regarding its views, its recommendations and its performance.

Tridan Corp.
December 22, 2016
Page – 3 –
In addition to the foregoing, as requested by Tridan’s corporate counsel pursuant to Section 15(c) of the Investment Company Act of 1940, Morgan submitted its audited financial statements and detailed information regarding Morgan's business, personnel and operations, advisory services, compensation matters, portfolio strategy, investment performance, sources of information, fee comparisons, compliance programs, and other matters of significance to the relationship between Tridan and its investment adviser, all of which material was furnished to each director.  The directors reviewed all of this material and discussed the same at length, as well as their own views on Morgan’s previous performance and relationship with Tridan, with particular attention to the following areas:

Investment Performance

At each meeting, the directors receive, review and discuss with Morgan’s representatives various data showing Tridan’s portfolio characteristics, including market value, average duration, credit quality, coupon, estimated annual income and yield statistics, and breakdown information regarding duration, credit, and investment sectors.  Morgan’s quarterly presentation also includes the portfolio performance over three months, year to date, one year, three years, five years and ten years, compared with the Lipper NY Intermediate Muni Debt Funds, JPMorgan NY Tax Free Bond Fund, Sanford Bernstein NY Muni Fund, and Barclays 1-17 Year NY Muni Bond Index.  Based on their review, the directors all agreed that Tridan’s relative investment performance has been satisfactory.

Nature, Extent and Quality of Service

The board’s analysis of the nature, extent and quality of Morgan’s services to Tridan was based on knowledge gained over time from discussions with management and at the board’s regular meetings.  In addition, the directors reviewed materials contained in Morgan’s response to Tridan’s 15(c) Questionnaire pursuant to the Investment Company Act of 1940, and its Form ADV under the Investment Advisers Act of 1940 concerning, among much other information, the qualifications, education and experience of Morgan’s personnel involved in rendering those services.  As Tridan’s investment adviser, Morgan manages the investment of the Company’s assets, including purchases and sales of securities, and arranges for the periodic transfer of cash required to pay expenses and make distributions to shareholders.  Morgan also provides clerical and bookkeeping services, and prepares and issues periodic reports and statements.  Its affiliate maintains custody of Tridan’s securities and provides access thereto upon request.  The board considered its adviser’s performance of these administrative and support services, including monitoring adherence to the company’s investment policies, guidelines and restrictions, Morgan’s responsiveness to requests by Tridan’s counsel for periodic information, reports and certifications required for compliance with securities laws and regulations, and maintaining and monitoring their respective compliance programs in light of today’s extensive regulatory requirements.  The board concluded that the nature, extent and quality of the services provided by Morgan to the company have been and continue to be appropriate and beneficial.

Tridan Corp.
December 22, 2016
Page – 4 –
Fees

Under its Investment Advisory Agreement with Morgan, Tridan pays an annual fee, computed and payable quarterly, equal to 0.28% (28 basis points) of its net assets under management.  The agreement requires Morgan to bear all expenses incurred by it in connection with its activities under the agreement, without any reimbursement from the company.  In addition, the annual charge made to Tridan for maintaining custody of the company’s securities, and for custodial-related services rendered by Morgan and its affiliates, is 0.02% (2 basis points) of the assets held in the custody account.  In light of the nature, extent and quality of the services received by Tridan from Morgan and its affiliated companies, and comparing the management fees charged by Morgan to other fixed-income investment companies managed by it, all of which are many times larger than Tridan, the Board considers Morgan’s management fee to Tridan to be reasonable.

After full consideration of the above factors, the board concluded unanimously that renewal of the investment advisory agreement with J.P. Morgan Investment Management Inc. was in the best interest of Tridan and its shareholders.

Sincerely,

TRIDAN CORP.

Peter Goodman, President

Tridan Corp.

Financial Statements

October 31, 2016 and 2015

Tridan Corp. Contents October 31, 2016 and 2015

Contents
ACCOUNTANT’S COMPILATION REPORT
To the Shareholders and Board of Directors
Tridan Corp.

We have compiled the accompanying statements of assets and liabilities and schedules of investments in municipal obligations of Tridan Corp. as of October 31, 2016 and 2015, and the related statements of operations for the six months ended October 31, 2016 and 2015 and the related statement of changes in net assets for the six months ended October 31, 2016. We have not audited or reviewed the accompanying financial statements and, accordingly, do not express an opinion or provide any assurance about whether the financial statements are in accordance with accounting principles generally accepted in the United States of America.

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America and for designing, implementing, and maintaining internal control relevant to the preparation and fair presentation of the financial statements.

Our responsibility is to conduct the compilation in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. The objective of a compilation is to assist management in presenting financial information in the form of financial statements without undertaking to obtain or provide any assurance that there are no material modifications that should be made to the financial statements.

The statement of changes in net assets for the year ended April 30, 2016 was derived from financial statements that were audited by another accounting firm.  Their report, dated June 22, 2016, expressed an unqualified opinion thereon, but they have not performed any auditing procedures since that date.

We are not independent with respect to Tridan Corp.

SRV, CPA P.C.

Suffern, NY
December 15, 2016

Contents
Scialo Reimann & Varley 4 Executive Boulevard, Suite 304 Suffern, New York 10901
Tel: (845) 533-4690 Fax: (845) 533-4691 www.srvcpa.com

ACCOUNTANT’S COMPILATION REPORT

To the Shareholders and Board of Directors
 Tridan Corp.

We have compiled the accompanying statements of assets and liabilities and schedules of investments in municipal obligations of Tridan Corp. as of October 31, 2016 and 2015, and the related statements of operations for the six months ended October 31, 2016 and 2015 and the related statement of changes in net assets for the six months ended October 31, 2016. We have not audited or reviewed the accompanying financial statements and, accordingly, do not express an opinion or provide any assurance about whether the financial statements are in accordance with accounting principles generally accepted in the United States of America.

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America and for designing, implementing, and maintaining internal control relevant to the preparation and fair presentation of the financial statements.

Our responsibility is to conduct the compilation in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. The objective of a compilation is to assist management in presenting financial information in the form of financial statements without undertaking to obtain or provide any assurance that there are no material modifications that should be made to the financial statements.

The statement of changes in net assets for the year ended April 30, 2016 was derived from financial statements that were audited by another accounting firm.  Their report, dated June 22, 2016, expressed an unqualified opinion thereon, but they have not performed any auditing procedures since that date.

We are not independent with respect to Tridan Corp.

SRV, CPA P.C.

Suffern, NY
December 15, 2016

Contents
TRIDAN CORP.

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2016 AND 2015

	2016	2015
Assets

Investments in municipal obligations, at fair value (original cost - $37,773,993 and $37,155,238, respectively) (amortized cost - $35,792,599 and $35,240,432, respectively)	$37,702,132	$37,290,665
Cash and cash equivalents	321,586	726,983
Prepaid expenses and other current assets	6,294	6,294
Accrued interest receivable	482,169	506,452

Total assets	$38,512,181	$38,530,394

Liabilities
Accrued investment advisory fees	$39,733	$39,716
Accrued fees - affiliate	18,718	18,812
Accrued other	12,775	13,414
Common stock redemption payable	389,284	7,401

Total liabilities	460,510	79,343

Net assets	$38,051,671	$38,451,051

Analysis of net assets
Common stock, at $.02 par value, 6,000,000 shares authorized	$63,982	$63,982
Paid-in capital	37,816,314	37,816,314
Treasury stock	(1,674,181)	(1,268,115)
Distributable earnings:
Over distributed net investment income	(53,708)	(207,109)
Undistributed capital gains (losses)	(10,267)	(4,252)
Unrealized appreciation of investments, net	1,909,531	2,050,231

Net assets [equivalent to $ 12.44 and $12.43 per share, respectively, based on 3,059,643.6822 shares and 3,092,268.8867 shares of common stock outstanding, respectively]	$38,051,671	$38,451,051

See accompanying notes and accountant's compilation report.	- 2 -

Contents
TRIDAN CORP.

Schedules of Investments in Municipal Obligations
October 31, 2016 and 2015

	2016			2015
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Insured

N.Y. Bond Bank Agency
SCH Purpose Revenue
5.0% due December 1,2019	$300,000	$336,928	$334,758	$-	$-	$-

N.Y.S. Dormitory Authority Revs
Non St Supported Debt St Johns Univ - Insd
5.25% due July 1, 2021	1,000,000	1,039,157	1,179,270	1,000,000	1,047,490	1,194,380

N.Y.S. Dormitory Authority Revs
City University Sys Ref Cons 5th Gen
5.5% due July 1, 2019	1,000,000	1,024,010	1,117,550	1,000,000	1,033,353	1,157,020

N.Y.S. Dormitory Authority Revs
5.5% due May 15, 2018	1,155,000	1,176,197	1,236,254	1,155,000	1,190,038	1,292,041

Sachem Central School District
NY Holbrook Ref Unlimited Tax
5.25% due October 15, 2019	500,000	513,941	561,370	500,000	518,614	579,445

State of NY Dormitory Auth
Personal Inc Tax Rev Ref Educ.
5.50 % due March 15, 2025	500,000	538,892	643,080	500,000	543,535	640,145

	4,455,000	4,629,125	5,072,282	4,155,000	4,333,030	4,863,031

Revenue Backed
City of New York NY Municipal Water
Fin Auth Wtr. & Sewer Rev Fiscal 2009
(Par Call June 15, 2018 @100)
5.625% due June 15, 2024	1,000,000	996,873	1,076,850	1,000,000	995,540	1,126,160

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Insd Sien College
(Par Call July 1, 2016 @100)
5.0% due July 1, 2020	1,000,000	1,007,539	1,003,690	1,000,000	1,013,707	1,031,790

City of New York NY Transitional Finance
Auth Rev Sub Future Tax Secured
(Par Call November 1, 2019 @100):
5.00% due November 1, 2020	500,000	521,222	559,515	500,000	527,366	576,346

5.00% due November 1, 2021	1,000,000	1,040,330	1,119,030	1,000,000	1,053,306	1,152,690

NY City Transitional Financial Authority
Rev Future Tax
(Par Call November 1, 2022 @100)
5.00% due November 1, 2026	550,000	596,970	665,676	550,000	604,788	654,869

Brookhaven NY Limited Tax
4.0% due March 15, 2023	1,000,000	1,178,380	1,166,050	-	-	-

Erie Count Indvl Dev
Agency
5.0% due May 1, 2025	750,000	949,124	941,993

NYC NY Cultural Res-Museum
of Modern Art
4.0% due February 1, 2023	400,000	469,427	464,164

Longwood NY Central School District
Suffolk
5.00% due March 15, 2019	185,000	202,617	202,706	-	-	-

Schnectady CNTY NY Various Purposes
LTD Tax
5.0% due January 15, 2020	800,000	916,851	928,616	-	-	-

See accompanying notes and accountant's compilation report.	- 3 -

Contents
TRIDAN CORP.

Schedules of Investments in Municipal Obligations
October 31, 2016 and 2015

	2016			2015
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Revenue Backed (continued)

Schnectady CNTY NY Various Purposes
LTD Tax
5.0% due December 15, 2022	$300,000	$358,532	$367,353	$-	$-	$-

Harrison NY REF Public Impt LTD Tax
5.0% due December 15, 2023	100,000	125,840	123,892	-	-	-

Saratoga County NY Ref LTD Tax
5.0% due July 15, 2023	100,000	126,577	124,351	-	-	-

SNT Lawrence CNTY NY REF
Limited Tax
(Par Call May 15, 2025)
5.0% due May 15, 2026	105,000	124,759	128,786	-	-	-

NYC NY TR Cultural Res-
Museum of Modern Art
4.0% due April 01, 2026	500,000	600,535	593,465	-	-	-

Middele CTRY NY central School District-
AT Centereach
5.0% due August 01, 2020	150,000	171,277	170,780	-	-	-

Laurens NY Central School District
(Par Call June 15, 2025)
4.0% due June 15, 2028	305,000	337,853	351,115	-	-	-

Nassau County
Gen Impt Unltd Tax
(Par Call October 1, 2020 @100)
4.00% due October 1, 2022	550,000	564,717	601,832	550,000	568,780	600,006

New York Environmental Facilities Corp
Pollution Control Rev St Water NYC 02
(Par Call June 15, 2016 @100)
5.00% due June 15, 2018	-	-	-	1,000,000	1,004,239	1,030,700

State of NY Local Gov't
(Par Call April 1, 2018 @100)
5.0% due April 1, 2019	200,000	202,075	211,692	200,000	205,153	220,220

Brookhaven New York
Unlimited Tax
5.00% due November 15, 2019	450,000	480,459	504,896	450,000	490,466	520,304

State of NY Dormitory Auth
State Pers. Inc. Tax
(Par Call March 15, 2018 @100)
5.00 % due March 15, 2022	750,000	756,604	792,743	750,000	764,559	824,633

State of NY Dormitory Auth
State Pers. Inc. Tax
5.5% due March 15, 2026	200,000	247,121	261,220	200,000	252,146	256,128

State of NY Dormitory Auth
Lease Rev
(Par Call August 15, 2020 @100)
5.00 % due August 15, 2023	420,000	422,989	476,242	420,000	423,969	484,226

New York, New York
Unlimited Tax
(Par Call August 1, 2020 @100)
5.00 % due August 1, 2023	510,000	537,681	581,267	510,000	545,050	596,731
See accompanying notes and accountant's compilation report.	- 4 -

Contents
TRIDAN CORP.

Schedules of Investments in Municipal Obligations
October 31, 2016 and 2015

	2016			2015
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Revenue Backed (continued)
New York, New York
Unlimited Tax
(Par Call August 1, 2019 @100)
5.00 % due August 1, 2026	$350,000	$352,010	$385,893	$350,000	$352,719	$395,455

City of New York Municipal
Fin Auth Wtr & Swr Rev
(Par Call June 15, 2019 @100)
5.00 % due June 15, 2027	500,000	507,946	552,130	500,000	510,974	563,130

Port Authority of NY and NJ
5.375 % due March 1, 2028	150,000	153,551	187,673	150,000	153,864	182,810

NYS Dormitory
(Par Call July 1, 2018 @100)
5.00 % due July 1, 2029	300,000	300,000	320,505	300,000	300,000	332,367

Starpoint NY Central School District
Ref Unlimited Tax
5.0% due June 15, 2018	850,000	895,268	906,483	850,000	922,443	943,755

Greece NY Central School District
Unlimited Tax
(Par Call December 15, 2022 @100)
5.0% due December 15, 2023	500,000	561,086	600,180	500,000	570,728	603,050

Rensselaer Cnty, NY
Limited Tax
5.00% due September 1, 2024	100,000	125,135	126,165	100,000	124,922	124,520

Mattituck-Cutchogue NY
Central School District Unlimited Tax
(Par Call July 15, 2025 @100)
5.0% Unlimited tax due July 15, 2026	280,000	338,515	350,029	280,000	345,231	344,366

Mattituck-Cutchogue NY
(Par Call July 15, 2025 @100)
5.0% Unlimited tax due July 15, 2027	365,000	437,784	450,848	365,000	446,138	444,165

Putnam County NY
Limited Tax
(Par Call January 15, 2026 @100)
5.0% due January 15, 2027	135,000	164,302	170,413	135,000	167,481	166,703

Halfmoon NY Pub Imp
Limited Tax
(Par Call June 15, 2025 @100)
5.0% due June 15, 2027	280,000	335,804	347,675	280,000	342,279	340,715

Gates Chili NY Central School
Unlimited Tax
(Par Call June 15, 2025 @100)
5.0% due June 15, 2027	200,000	242,760	248,520	200,000	247,715	245,094

Western Nassau Cty Water Auth
(Par Call April 1, 2025 @100)
5.0% due April 1, 2028	100,000	115,470	120,425	100,000	117,303	117,265

N.Y.S. Thruway Authority
St Pers Income Tax Rev Transn
5.25% due March 15, 2019	750,000	765,354	824,678	750,000	771,826	856,905
	16,685,000	18,231,337	19,009,541	12,990,000	13,822,692	14,735,103
See accompanying notes and accountant's compilation report.	- 5 -

Contents
TRIDAN CORP.

Schedules of Investments in Municipal Obligations
October 31, 2016 and 2015

	2016			2015
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Pre-refunded
Starpoint NY Central School District
Ref Unlimited Tax
5.0% due June 15, 2020	$250,000	$274,838	$284,367	$250,000	$281,681	$292,310
	250,000	274,838	284,367	250,000	281,681	292,310

General Obligations
Wantagh New York UN Free School
5.00% due September 1, 2021	550,000	614,902	649,358	550,000	628,309	655,133

Central Islip New York Union Free School
School District Ref Unlimited Tax
5.00% due July 15, 2022	750,000	870,126	901,763	750,000	891,065	904,140

Hilton New York
Central School District Unlimited Tax
4.0% due June 15, 2019	500,000	533,212	535,795	500,000	545,867	548,400

Rockville Center NY Limited Tax
4.0% due June 15, 2022	200,000	221,987	230,924	200,000	223,594	224,594

Brentwood New York UN Free School
5.00% due January 15, 2023	430,000	469,998	523,306	430,000	476,798	522,446

Connetquot New York
Central School District Unlimited Tax
5.0% due January 15, 2024	400,000	438,437	495,140	400,000	443,765	489,628

Syosset New York
Central School District Unlimited Tax
5.0% due December 15, 2022	735,000	807,748	877,422	735,000	818,491	873,586

Syosset New York
Central School District Unlimited Tax
5.0% due December 15, 2022	125,000	138,941	151,829	125,000	141,525	151,601

Onondaga County NY
Ref Unlimited Tax
(Par Call March 15, 2024 @100)
5.0% due March 15, 2025	285,000	327,802	354,095	285,000	333,603	350,425

North Babylon NY Un Free School Dist
Ref Unlimited Tax
(Par Call August 1, 2022 @100)
5.0% due August 1, 2023	250,000	283,232	298,903	250,000	289,005	298,340

Battery Park City NY Authority SR-Ser A
(Par Call November 1, 2023 @100)
5.0% due November 1, 2029	140,000	153,746	169,733	140,000	155,971	165,133

Buffalo & Ft. Erie NY Pub Bridge Auth
Toll Bridge Sys Rev
5.0% due January 1, 2025	410,000	473,140	505,715	410,000	480,838	496,506

Bayport Blue Point NY Un Free School Dist
Ref Unlimited Tax
5.0% due September 15, 2024	250,000	295,849	314,997	250,000	301,665	311,015

Saratoga Springs NY Ref
Public Imports-Unlimited Tax
(Par Call February 15, 2023 @100)
5.0% due February 15, 2025	225,000	260,662	270,665	225,000	264,958	270,941

Build NYC Resource Corp.NY Rev
United Jewish Appeal
(Par Call July 1, 2024 @100)
5.0% due July 1, 2025	320,000	374,559	392,765	320,000	380,849	389,661
See accompanying notes and accountant's compilation report.	- 6 -

Contents
TRIDAN CORP.

Schedules of Investments in Municipal Obligations
October 31, 2016 and 2015

	2016			2015
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

General Obligations (continued)
Tompkins County NY Public Impt Ser B
Limited Tax
(Par Call December 15, 2024 @100)
5.0% due December 15, 2027	$500,000	$597,260	$619,670	$500,000	$609,220	$607,005

Util Debt Securitization Auth NY
Restructuring Ser TE
(Par Call December 15, 2023 @100)
5.0% due December 15, 2028	500,000	541,224	610,770	500,000	547,275	599,605

Clarkstown Central School District
NY Unlimited Tax
4.0% due May 15, 2019	500,000	531,760	538,135	500,000	543,977	553,095

Rhinebeck New York
Central School District Unlimited Tax
(Par Call June 15, 2023 @100)
4.0% due June 15, 2025	535,000	577,887	603,527	535,000	584,353	591,528

Queensbury New York Union Free School
4.00% due December 15, 2018	225,000	233,855	238,763	225,000	238,021	245,428

Riverhead NY Limited Tax
4.0% due June 1, 2021	1,005,000	1,075,312	1,130,594	1,005,000	1,090,634	1,142,092

Bethlehem, NY Central School District
Unlimited Tax
4.00% due January 15, 2021	500,000	533,564	556,925	500,000	541,530	558,740

Plainview Old Bethpage New York Central
School District Ref Unlimited Tax
5.00% due December 15, 2020	250,000	265,278	292,048	250,000	268,978	294,580
	9,585,000	10,620,481	11,262,842	9,585,000	10,800,291	11,243,622

Short-term
Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2017	215,000	216,360	222,592	215,000	219,118	232,067

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2018	430,000	433,436	446,783	430,000	437,169	464,972

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2019	585,000	589,215	607,833	585,000	593,791	632,578

N.Y.S. Local Govt Assistance Corp Ref:
5.5% due April 1, 2017	115,000	114,858	117,125	195,000	194,395	204,132
5.5% due April 1, 2017	340,000	352,077	346,283	575,000	601,103	601,927

N.Y.S. Urban Development
Corp Rev Ref Svc Contract
5.00% due January 1, 2017	225,000	225,719	226,645	225,000	230,025	237,143

Triborough Bridge & Tunnel Authority NY
General Purpose Revs
(Escrowed to Maturity)
5.5% due January 1, 2017	105,000	105,153	105,839	450,000	449,131	458,343

Pleasantville New York Public Impt
Unlimited Tax
5.0% due January 1, 2016	-	-	-	440,000	441,171	443,652
See accompanying notes and accountant's compilation report.	- 7 -

Contents
TRIDAN CORP.

Schedules of Investments in Municipal Obligations
October 31, 2016 and 2015

	2016			2015
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Short-term (continued)
Commonwealth of Puerto Rico
Highway Transportation Auth Rev Ref
6.25% due July 1, 2016	$-	$-	$-	$185,000	$189,012	$189,717

Ardsley New York Union Free
School District Unlimited Tax
4.00% due June 15, 2016	-	-	-	460,000	461,193	470,023

City of New York Transitional
Fin Bldg Aid Rev Fiscal 2007
5.00% due July 15, 2016	-	-	-	750,000	755,371	775,373

Port Authority of NY and NJ
(Par Call January 15, 2016 @100)
5.00 % due July 15, 2030	-	-	-	200,000	199,986	202,026

Port Authority of NY and NJ
(Par Call October 1, 2016 @100)
5.00 % due October 1, 2027	-	-	-	300,000	301,002	312,879

Bethlehem NY Central School District
Ref Unlimited Tax
5.0% due November 1, 2015	-	-	-	500,000	501,115	500,065

Pawling New York Central School
District Ref Unlimited Tax
4.00% due November 15, 2015	-	-	-	330,000	330,340	330,485

Cold Spring Harbor New York Central School
District Ref Unlimited Tax
5.00% due February 1, 2016	-	-	-	100,000	98,816	101,217

	2,015,000	2,036,818	2,073,100	5,940,000	6,002,738	6,156,599

	$32,990,000	$35,792,599	$37,702,132	$32,920,000	$35,240,432	$37,290,665
See accompanying notes and accountant's compilation report.	- 8 -

Contents
TRIDAN CORP.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2016 AND 2015

	2016	2015
Investment income

Interest	$794,054	$824,688
Amortization of bond premium and discount - net	(249,731)	(228,185)

Total investment income	544,323	596,503

Expenses

Investment advisory fees	58,212	57,686
Professional fees	69,625	69,700
Director's fees	38,500	38,500
Administrative and accounting expenses	36,000	36,000
Insurance and other expenses	8,885	8,571

Total expenses	211,222	210,457

Net investment income	333,101	386,046

Realized and unrealized gain (loss) on investments
Net realized gain on investments	-	-
Net unrealized appreciation (depreciation) on investments	(472,495)	(65,505)

Net realized and unrealized gain (loss) on investments	(472,495)	(65,505)

Net increase (decrease) in net assets resulting from operations	$(139,394)	$320,541

See accompanying notes and accountant's compilation report.	- 9 -

Contents
TRIDAN CORP.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016	Year Ended April 30, 2016
Increase (decrease) in net assets resulting from operations
Net investment income	$333,101	$762,792

Net realized (loss) on investments	-	(6,015)

Unrealized appreciation ( depreciation) on investments	(472,495)	266,290

Net increase (decrease) in net assets resulting from operations	(139,394)	1,023,067

Distributions to shareholders from
Net investment income	(370,913)	(773,215)

Redemptions of shares
31,317.5065 shares (October 2016) and	(389,595)
2,252.8695 shares (April 2016), respectively		(28,206)

Total increase (decrease)	(899,902)	221,646

Net assets
Beginning of period	38,951,573	38,729,927

End of period	$38,051,671	$38,951,573

See accompanying notes and accountant's compilation report.	- 10 -

Contents
TRIDAN CORP.
Notes to Financial Statements
October 31, 2016 and 2015

1.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by Tridan Corp. (the "Company"), a closed‑end, non‑diversified management investment company, registered under the Investment Company Act of 1940, in the preparation of its financial statements.

Basis of Presentation

The accompanying financial statements are prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). The Company is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

Acquisition and Valuation of Investments

Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securi-ties acquired/sold is included in income from/to the settlem-ent date.  Short-term investments are stated at cost, which is equivalent to fair value.

Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation.  Securities for which quotations are not readily available are valued at fair value as determined by the board of directors.  There were no securities valued by the board of directors, for which quotations were not readily available, as of October 31, 2016 and 2015.

Amortization of Bond Premium or Discount

In determining investment income, bond premiums or discounts are amortized over the remaining term of the obligation.

Income Taxes

It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no income tax provision is required.

The Company recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Company’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded.

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TRIDAN CORP.
Notes to Financial Statements
October 31, 2016 and 2015

The Company identifies its major tax jurisdictions as U.S. Federal, New York State and New York City where the Company makes significant investments; however, the Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Generally, the Company’s tax returns are subject to examination by Federal, state and local authorities for a period of three years from the later of the due date of such returns or the actual date the returns were filed.

Interest income from municipal investments is exempt from Federal and state income taxes.

Distributions to Shareholders

Dividends to shareholders from net investment income, if any, are paid quarterly.  Distribution of capital gains, if any, are made at least annually, and as required to comply with Federal excise tax requirements. Dividends to shareholders are determined in accordance with tax regulations and are recorded on the ex-dividend date.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of 90 days or less to be cash equivalents.

Use of Estimates

The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Significant estimates are used in determining the fair value of investments.

Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and investments.  The Company maintains all of its cash on deposit in one financial institution.  At October 31, 2016, the amount of cash and cash equivalents held in excess of federally insured limits is approximately $71,000.   The value of the Company's investments may be subject to possible risks involving, among other things, the continued creditworthiness of the various state and local government agencies and public financing authorities underlying its investments.

Contents
TRIDAN CORP.
Notes to Financial Statements
October 31, 2016 and 2015

Fair value of Financial Instruments

The carrying amounts for accrued interest receivables and accrued liabilities reflected in the financial statements approximate fair value because of the short maturities of these items.  The company accounts for its investments in municipal obligations in accordance with the accounting guidance for investment companies (FASB ASC 946).  See Note 1 “Acquisition and Valuation of Investments” for a description of the valuation methodology which is unchanged as of October 31, 2016 and 2015.  FASB ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about the use of fair value measurements.  The valuation techniques required by FASB ASC 820 are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions.

The levels of the fair value hierarchy are as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that a company has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing a company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Company’s investments in municipal obligations are all considered as Level 2 instruments.

The following table presents the Company’s financial assets that are measured at fair value as of October 31, 2016 and 2015:

	Quoted Prices for Identical Instruments in Non-active Markets (Level 2)
	October 31,
	2016	2015

Investments in municipal obligations	$37,702,132	$37,290,665
Total investments at fair value	$37,702,132	$37,290,665

Contents
TRIDAN CORP.
Notes to Financial Statements
October 31, 2016 and 2015

The Company utilizes quoted market prices for it securities owned, when available.  Instruments classified as Level 2 are valued using industry-standard models or other valuation methodologies calibrated to observable market inputs.  These models consider various assumptions regarding the security or securities with similar characteristics, such as trade data, bid price or spread, two sided markets, quotes, benchmark curves, and market data feeds, as well as other measurements.

2.	Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	October 31,
	2016	2015

Cash – demand deposits	$321,586	$726,983

3.	Accrued Liabilities

Accrued liabilities consist of the following at:

	October 31,
	2016	2015

Accrued investment advisory and custodian fees (a)	$39,733	$39,716
Accrued fees - affiliate (b)	$18,718	$18,812
Accrued other:
Accrued audit fees (c)	$12,500	$11,750
Accrued administrative and accounting expenses	275	1,664
	$12,775	$13,414

(a)
The Company utilizes the services of J.P. Morgan Investment Management, Inc. as its investment advisor and J.P. Morgan Chase Bank N.A. as its custodian for its investment-s.  The annual advisory fee is .28 of one percent and the custody fee is .02 of one percent of the net assets under management.  The fee is computed and payable quarterly, based on the aggregate fair value of the net assets on the last day of each fiscal quarter.

(b)
For the six months ending October 31, 2016 and 2015, the Company incurred legal fees of approximately $45,000 and $46,000, respectively, for professional fees paid to the law firm of which an officer of the Company is a member.

(c)	For the six months ending October 31, 2016 and 2015, the Company incurred audit

Contents
TRIDAN CORP.
Notes to Financial Statements
October 31, 2016 and 2015

(d)	fees of approximately $24,000 each period.

4.	Investment Transactions

Purchases and sales of investments in municipal obligations (excluding short-term and demand investments) amounted to approximately $3,676,000 and $-0-, respectively, for the six months ended October 31, 2016, and $2,695,000 and $650,000, respectively, for the six months ended October 31, 2016.

The U.S. Federal income tax basis (aggregate cost) of the Company’s investments, at October 31, 2016 and 2015, was approximately $35,793,000 and $35,240,000, respectively, and net unrealized appreciation, at October 31, 2016 and 2015, for U.S. Federal income tax purposes was approximately $1,909,000 and $2,050,000, respectively (gross unrealized appreciation of approximately $1,955,000 and $2,061,000, respectively; gross unrealized depreciation of approximately $46,000 and $11,000, respectively).

5.	Common Stock, Share Redemption Plan and Net Asset Values

At October 31, 2016 and 2015, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982.

The Company has a share redemption plan applicable to 26,192 shares and 29,486 shares, respectively, of outstanding common stock, at October 31, 2016 and 2015.  The plan permits eligible shareholders or their estates to have their shares redeemed upon reaching age 65 or upon death.  Shares are redeemed at the net asset value per share, based on fair value, as of the end of the Company's fiscal quarter in which the request for redemption is received.  At October 31, 2016 and 2015, 139,456.3178 shares ($1,674,181) and 106,831.1133 shares ($1,268,115), respectively, have been redeemed under this plan.

The net asset value per share is calculated by dividing the aggregate fair value of all assets less the aggregate fair value of all liabilities by the number of common shares outstanding at the end of the period.

The net asset values per share and the shares outstanding are as follows:

	October 31,
	2016	2015

Net asset value	$12.44	$12.43
Shares outstanding at:
October 31, 2016	3,059,643.6822
October 31, 2015	3,092,268.8867

Contents
TRIDAN CORP.
Notes to Financial Statements
October 31, 2016 and 2015

6.	Distributions

During the six months ended October 31, 2016 and 2015, distributions of $370,913 ($.12 per share), $587,681 ($.19 per share), respectively, were declared and paid to shareholders. Distributions for the year ended April 30, 2016 amounted to $773,215 ($.25 per share).
These dividends were substantially all exempt from Federal income taxes.

The tax character of distributions paid during the six months ending October 31, 2016 and 2015 and for the year ending April 30 2016 is as follows:

	Six Months Ended October 31,		Year Ended April 30,

	2016	2015	2016
Distributions paid from Investment income:

Tax-exempt investment income, net	$370,913	$587,681	$773,215
Capital gains	-	-	-

	$370,913	$587,681	$773,215

As of October 31, 2016, 2015 and April 30, 2016, the components of distributable earnings on a tax basis are as follows:

	Six Months Ended October 31,		Year Ended April 30,

	2016	2015	2016

Over-distributed tax-exempt investment Income, net	$(53,708)	$(207,109)	$(15,895)
Over-distributed taxable investment income	-	-	-
Undistributed capital gains (losses)	(10,267)	(4,252)	(10,267)
Unrealized appreciation of investments, net	1,909,531	2,050,231	2,382,026
	$1,845,556	$1,838,870	$2,355,864

Capital loss carryforwards as of October 31, 2016 and 2015 were $10,267 and $4,252, respectively. The Company had no capital reclassification related to permanent book/tax differences for the sixth months ending October 31, 2016, and 2015. There were no significant differences between total GAAP basis net investment income and net realized gain, and actual distributions for the six months ended October 31, 2016 and 2015.

Contents
TRIDAN CORP.
Notes to Financial Statements
October 31, 2016 and 2015

7.	Financial Highlights

Selected per share data and ratios are as follows:

	For the Six Months Ended October 31,
	2016	2015	2014	2013	2012
Per share operating performance:
(For a share of common stock Outstanding throughout the period):

Net asset value -beginning of year	$12.60	$12.52	$12.56	$12.88	$12.89

Income from investment operations:
Net investment income	.11	.12	.13	.13	.14
Net realized and unrealized gain (loss) on investments	(.15)	(.02)	.04	(.32)	.05
Total from investment operations	(.04)	.10	.17	(.19)	.19
Less distributions:
Dividends (from net investment income)	(.12)	(.19)	(.19)	(.18)	(.19)
Capital gains	(.00)	(.00)	(.00)	(.01)	(.00)
Total distribution	(.12)	(.19)	(.19)	(.19)	(.19)

Net asset value - end of year	$12.44	$12.43	$12.53	$12.50	$12.89

Per share market value – end of period	$12.44	$12.43	$12.53	$12.50	$12.89

Total investment return	(0.04%)	(0.02%)	(0.80%)	(1.94%)	(1.08)%

Ratios/Supplemental Data:
net assets end of period (in 000s)	$38,051	$38,451	$38,769	$38,685	$39,915

Ratio of expenses to average net assets	1.11%	1.09%	1.09%	1.09%	1.07%

Ratio of net investment income To average net assets	1.75%	2.01%	2.07%	2.06%	2.15%

Portfolio turnover rate	7.05%	1.68%	5.76%	5.12%	3.38%

Average (simple) number of shares outstanding (in thousands)	3,060	3,092	3,094	3,095	3,100

* Total investment return is calculated by dividing the change in market value of a share of common stock during the year, assuming the reinvestment of dividends on the payment date, by the per share market value at the beginning of the year and has been recalculated for all prior periods presented.

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Item 2.	Code of Ethics

Not required in this report.

Item 3.	Audit Committee Financial Expert

Not required in this report.

Item 4.	Principal Accountant Fees and Services

Not required in this report.

Item 5.	Audit Committee of Listed Registrants.

Not required in this report.

Item 6.	Investments.

(a)	A schedule of registrant’s investments in securities of unaffiliated issuers as of October, 31, 2016 is included as part of the financial statement filed under Item 1 of this Form.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

No change in the portfolio managers identified in the registrant’s most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant’s board of directors.

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Item 11.	Controls and Procedures

(a)
The registrant’s principal executive and principal financial officers have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) as of the end of the period covered by this report.  Based on that evaluation, said officers have concluded that the registrant’s disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

(b)
There was no change in the registrant’s internal control over financial reporting that occurred during its last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	The following exhibits are filed herewith:

(2)	The separate certifications for the registrant’s principal executive and principal financial officers.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date:	December 15, 2016

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date:	December 15, 2016

By (Signature and Title)	/S/ Mark Goodman
Mark Goodman, Treasurer and Chief Financial Officer

Date:	December 15, 2016